UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%

	Shares	Value

AUSTRALIA — 4.1%
Newcrest Mining, Ltd.	2,877,567	$46,501,483

AUSTRIA — 1.7%
IMMOFINANZ AG	7,714,513	18,776,237

BRAZIL — 3.2%
BrasilAgro - Brasileira de Propriedades Agricolas (A)	701,600	2,643,642
Centrais Eletricas Brasileiras SA *	4,278,200	18,562,395
SLC Agricola SA	2,201,700	15,363,571

		36,569,608

CANADA — 29.1%
Barrick Gold Corp.	934,563	15,803,460
Bear Creek Mining Corp. *	1,363,480	2,755,941
Cameco Corp.	4,017,758	41,182,019
Centerra Gold, Inc.	3,568,789	19,035,450
Denison Mines Corp. *	10,291,862	5,365,719
Dundee Corp., Cl A (A)*	2,419,423	5,181,359
Dundee Precious Metals, Inc. *	3,753,731	7,918,438
Fission Uranium Corp. *	9,833,000	5,520,834
Gabriel Resources, Ltd. (A)*	5,631,603	1,355,108
Goldcorp, Inc.	427,218	5,609,372
Ivanhoe Mines, Ltd., Cl A *	2,300,994	9,080,321
Kinross Gold Corp. *	6,922,126	28,519,159
Lundin Gold, Inc. (A)*	3,779,323	13,974,477
MEG Energy Corp. *	9,785,402	40,185,489
New Gold Inc. *	3,648,358	12,221,999
NexGen Energy *	3,709,895	9,373,306
Northern Dynasty Minerals, Ltd. (CAD) *	5,999,698	8,517,719
Northern Dynasty Minerals, Ltd. (USD) *	2,540,297	3,581,819
Novagold Resources, Inc. *	987,840	4,415,645
Seabridge Gold *	1,194,151	13,859,527
Sprott, Inc. (A)	8,817,689	16,196,116
Tahoe Resources, Inc.	250,587	1,370,767
Turquoise Hill Resources, Ltd. *	5,812,897	19,124,431
Uranium Participation Corp. (A)*	5,071,420	15,538,660
Wheaton Precious Metals	1,096,443	22,268,757

		327,955,892

CHINA — 3.5%
China Yurun Food Group, Ltd. *	17,911,000	2,316,038
Guangshen Railway Co., Ltd., Cl H	21,015,003	10,815,833
Hollysys Automation Technologies	333,039	6,384,358
Hua Hong Semiconductor, Ltd.	4,356,000	5,911,507
NVC Lighting Holding, Ltd. (A)	40,311,203	4,490,033
PAX Global Technology, Ltd.	13,799,000	9,151,280

		39,069,049

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — 3.9%
Areva SA (A)*	531,540	$2,812,680
Electricite de France SA	4,095,909	41,563,241

		44,375,921

GREECE — 1.6%
Diana Shipping, Inc. *	2,143,219	8,294,257
Tsakos Energy Navigation, Ltd.	2,020,132	9,959,251

		18,253,508

HONG KONG — 0.7%
Guoco Group, Ltd. (A)	496,000	5,816,767
Luks Group Vietnam Holdings Co., Ltd. (A)	6,675,000	2,196,286

		8,013,053

ITALY — 0.3%
ERG SpA	242,263	3,464,423

JAPAN — 13.7%
Japan Steel Works, Ltd.	2,073,913	34,331,636
Kamigumi Co., Ltd.	883,500	9,472,511
Kurita Water Industries, Ltd.	537,900	15,320,477
Mitsubishi Corp.	1,574,500	34,226,398
Mitsui & Co., Ltd.	2,616,000	38,084,993
Organo Corp. (A)	1,989,000	10,608,481
Sanshin Electronics Co., Ltd.	265,400	3,346,238
West Japan Railway Co.	119,000	8,546,800

		153,937,534

LEBANON — 0.1%
Solidere (A)*	174,732	1,368,152

NORWAY — 0.5%
Golden Ocean Group, Ltd. *	700,679	5,088,329

RUSSIA — 13.8%
Etalon Group, Ltd. GDR	2,108,876	7,539,232
Federal Grid Unified Energy System PJSC	8,457,302,533	23,477,472
Gazprom PAO *	3,722,396	7,183,532
Gazprom PJSC ADR	6,291,486	24,473,881
Lenta GDR *	932,354	5,594,124
Lukoil PJSC	50,464	2,346,578
Lukoil PJSC ADR	122,350	5,697,839
Mail.Ru Group GDR *	216,391	6,015,670
Moscow Exchange MICEX-RTS PJSC *	4,209,630	7,490,553
Protek PJSC (A)	2,237,552	3,752,730
RusHydro PJSC	465,029,207	5,925,402
RusHydro PJSC ADR	16,293,459	20,366,824
Sberbank of Russia PJSC	1,778,366	4,863,505

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

		Shares/Face Amount	Value

RUSSIA — continued
Sberbank of Russia PJSC ADR		2,160,375	$25,168,369
Yandex NV, Cl A *		190,868	5,531,354

			155,427,065

SINGAPORE — 3.2%
Golden Agri-Resources, Ltd.		121,623,700	35,450,955

SOUTH AFRICA — 1.6%
Gold Fields, Ltd.		1,138,888	4,578,453
Impala Platinum Holdings, Ltd. *		4,862,430	12,991,077

			17,569,530

SOUTH KOREA — 4.0%
Hyundai Motor Co.		165,215	21,407,600
KT Corp.		503,737	15,665,116
KT Corp. ADR		423,267	7,699,227

			44,771,943

UKRAINE — 2.6%
Astarta Holding NV (A) *		347,784	6,660,198
Kernel Holding SA		223,292	3,948,867
MHP SA GDR (A)(B)		44,627	444,485
MHP SA GDR (A)		1,798,746	17,915,510

			28,969,060

UNITED STATES — 5.4%
Cloud Peak Energy, Inc. *		2,521,459	8,724,248
KBR Inc.		354,213	5,284,858
Marathon Oil Corp.		1,172,002	14,333,584
Pandora Media Inc. *		1,566,986	14,024,525
Royal Gold, Inc.		218,719	18,954,189

			61,321,404

VIETNAM — 0.5%
Masan Group Corp.		3,057,810	5,758,664

TOTAL COMMON STOCK (Cost $994,060,717)			1,052,641,810

CONVERTIBLE BONDS — 1.2%

CANADA — 1.2%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (A)(B)(C)	CAD	15,950,000	13,526,803

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount/ Shares/Number of Warrants/ Number of Rights/Contracts	Value

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A)(B)(C)(D)	$723,000	$—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)		13,526,803

PREFERRED STOCK — 1.2%

BRAZIL — 1.2%
Centrais Eletricas Brasileiras SA, Cl B	2,487,500	13,409,295

TOTAL PREFERRED STOCK (Cost $10,124,591)		13,409,295

WARRANTS — 0.1%

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21* (A)(B)(C)	11,428,804	1,008,357

TOTAL WARRANTS (Cost $–)		1,008,357

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21* (A)(B)(C)	15,950	—

TOTAL RIGHTS (Cost $–)		—

SHORT TERM INVESTMENT — 0.0%
Dreyfus Treasury Securities Cash Management Fund, Cl Institutional, 0.290% (E) (Cost $378,925)	378,925	378,925

TOTAL INVESTMENTS— 96.0% (Cost $1,019,381,554)†		1,080,965,190

Other Assets and Liabilities, Net — 4.0%		45,256,115

NET ASSETS — 100.0%		$1,126,221,305

PURCHASED OPTION (F) — 0.7%

UNITED STATES — 0.7%
S&P 500 Index Put, Strike Price $2,460.00, Expires 09/15/17*	3,245	$8,047,600

TOTAL PURCHASED OPTIONS (Cost $11,382,497)		$8,047,600

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $125,489,844 and represented 11.1% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $14,979,645 and represents 1.3% of net assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2017 was $14,535,160 and represented 1.3% of net assets.
(D)	Security in default on interest payments.
(E)	The rate reported is the 7-day effective yield as of June 30, 2017.
(F)	For the period ended July 31, 2017, the average market value of purchased options was $7,016,616.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,019,381,554, and the unrealized appreciation and depreciation were $162,203,831 and $(100,620,195), respectively.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC — Public Joint Stock Company
S&P — Standard & Poor’s
USD — U.S. Dollar

Amounts designated as “—” are either $0 or have been rounded to $0.

The list of inputs used to value the Fund’s net assets as of July 31, 2017 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$46,501,483	$—	$—	$46,501,483
Austria	18,776,237	—	—	18,776,237
Brazil	36,569,608	—	—	36,569,608
Canada	327,955,892	—	—	327,955,892
China	39,069,049	—	—	39,069,049
France	44,375,921	—	—	44,375,921
Greece	18,253,508	—	—	18,253,508
Hong Kong	8,013,053	—	—	8,013,053
Italy	3,464,423	—	—	3,464,423
Japan	153,937,534	—	—	153,937,534
Lebanon	1,368,152	—	—	1,368,152
Norway	5,088,329	—	—	5,088,329
Russia	155,427,065	—	—	155,427,065
Singapore	35,450,955	—	—	35,450,955
South Africa	17,569,530	—	—	17,569,530
South Korea	44,771,943	—	—	44,771,943
Ukraine	28,969,060	—	—	28,969,060
United States	61,321,404	—	—	61,321,404
Vietnam	5,758,664	—	—	5,758,664

Total Common Stock	1,052,641,810	—	—	1,052,641,810
Convertible Bonds	—	—	13,526,803	13,526,803
Preferred Stock	13,409,295	—	—	13,409,295
Warrants	—	—	1,008,357	1,008,357
Rights	—	—	—	—
Short Term Investment .	378,925	—	—	378,925

Total Investments in Securities	$1,066,430,030	$—	$14,535,160	$1,080,965,190

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2017
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$8,047,600	$—	$—	$8,047,600

Total Other Financial Instruments	$8,047,600	$—	$—	$8,047,600

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights	Total
Beginning Balance as of November 1, 2016	$21,997,729	$2,897,035	$—	$24,894,764
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	(8,470,926)	(1,888,678)	—	(10,359,604)
Purchases	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of July 31, 2017	$13,526,803	$1,008,357	$—	$14,535,160

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(8,470,926)	$(1,888,678)	$—	$(10,359,604)

Amounts designated as “—” are either $0 or have been rounded to $0.

There were no transfers between Level 1, Level 2 and Level 3 assets for the period ended July 31, 2017.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at July 31, 2017	Valuation Technique	Unobservable Inputs	Inputs

Convertible Bonds	$13,526,803	Model	Credit Spread	10%

			Volatility	60%

			Liquidity Risk	10%

Warrants	1,008,357	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2017, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 68.2%

	Shares	Value

AUSTRALIA — 4.6%
Newcrest Mining, Ltd.	118,370	$1,912,859

AUSTRIA — 1.5%
IMMOFINANZ AG	259,599	631,834

BRAZIL — 1.5%
BR Malls Participacoes SA	79,221	337,122
Centrais Eletricas Brasileiras SA *	67,400	292,437

		629,559

CANADA — 22.7%
Barrick Gold Corp.	87,893	1,486,271
Cameco Corp.	192,737	1,975,554
Goldcorp, Inc.	59,777	784,872
Kinross Gold Corp. *	147,534	607,840
MEG Energy Corp. *	271,812	1,116,244
New Gold Inc. *	185,170	620,320
Novagold Resources, Inc. *	225,339	1,007,265
Turquoise Hill Resources, Ltd. *	115,040	378,482
Wheaton Precious Metals	71,907	1,460,432

		9,437,280

CHINA — 5.9%
Baidu Inc. ADR *	2,156	488,011
China Shenhua Energy Co., Ltd., Cl H	171,500	427,279
Guangshen Railway Co., Ltd., Cl H	1,024,000	527,023
Hua Hong Semiconductor, Ltd.	374,000	507,554
K Wah International Holdings, Ltd.	339,000	203,987
PAX Global Technology, Ltd.	467,000	309,707

		2,463,561

FRANCE — 0.5%
Areva SA*	1,084	5,736
Electricite de France SA	20,074	203,701

		209,437

HONG KONG — 1.0%
Guoco Group, Ltd.	17,000	199,365
SJM Holdings, Ltd.	205,000	205,241

		404,606

JAPAN — 6.4%
Inpex Corp.	10,500	102,195
Japan Steel Works, Ltd.	44,100	730,033
Kamigumi Co., Ltd.	28,000	300,204
Mitsubishi Corp.	28,600	621,706
Mitsui & Co., Ltd.	42,600	620,191

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
West Japan Railway Co.	4,200	$301,652

		2,675,981

RUSSIA — 12.7%
Federal Grid Unified Energy System PJSC	36,920,000	102,490
Gazprom PAO *	860,178	1,659,983
Lenta GDR *	106,463	638,778
LSR Group PJSC	15,265	183,958
Lukoil PJSC	17,166	798,220
Moscow Exchange MICEX-RTS PJSC *	337,881	601,220
RusHydro PJSC	23,383,237	297,949
Sberbank of Russia PJSC	371,487	1,015,949

		5,298,547

SINGAPORE — 2.3%
Golden Agri-Resources, Ltd.	3,291,700	959,467

SOUTH AFRICA — 2.0%
Gold Fields, Ltd.	111,137	446,782
Impala Platinum Holdings, Ltd. *	148,465	396,658

		843,440

SOUTH KOREA — 1.0%
Hyundai Motor Co.	2,656	344,149
Hyundai Motor Co. GDR	222	9,857
KT Corp.	193	6,002
KT Corp. ADR	3,062	55,698

		415,706

UKRAINE — 1.9%
MHP SA GDR	77,931	776,193

UNITED STATES — 3.7%
KBR Inc.	6,647	99,173
Royal Gold, Inc.	16,396	1,420,877

		1,520,050

VIETNAM — 0.5%
Masan Group Corp.	113,680	214,089

TOTAL COMMON STOCK (Cost $27,019,596)		28,392,609

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2017
(Unaudited)

PREFERRED STOCK — 0.4%

	Shares	Value

SOUTH KOREA — 0.4%
Hyundai Motor	1,713	$162,261

TOTAL PREFERRED STOCK (Cost $166,781)		162,261

TOTAL INVESTMENTS— 68.6% (Cost $27,186,377)†		28,554,870
Other Assets and Liabilities, Net — 31.4%		13,070,627

NET ASSETS — 100.0%		$41,625,497

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $27,186,377, and the unrealized appreciation and depreciation were $1,592,640 and $(224,147), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC —Public Joint Stock Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended July 31, 2017. For the period ended July 31, 2017, there were no Level 3 securities.

For the period ended July 31, 2017, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

KGI-QH-002-0500

3

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017